Consolidated Statements of Profit or Loss and Other Comprehensive Income - MXN ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues (Note 21):
Aeronautical services	$ 10,547,720	$ 9,499,154	$ 8,280,522
Non-aeronautical services	3,771,500	3,183,532	2,772,905
Improvements to concession assets	1,906,801	1,440,204	1,312,491
Revenues	16,226,021	14,122,890	12,365,918
Operating costs:
Cost of services (Note 22)	2,744,864	2,453,722	2,110,407
Technical assistance fees (Note 32)	461,549	411,477	357,451
Concession taxes (Note 9)	1,318,220	1,076,350	944,197
Depreciation and amortization (Note 23)	1,776,137	1,569,637	1,443,562
Cost of improvements to concession assets (Note 25)	1,906,801	1,440,204	1,312,491
Other (income) expense – net (Note 26)	1,212	(73,152)	(83,921)
Operating costs	8,208,783	6,878,238	6,084,187
Income from operations	8,017,238	7,244,652	6,281,731
Finance cost – net (Note 27):
Finance income	665,829	576,694	420,735
Finance cost	(1,425,746)	(1,012,411)	(619,207)
Exchange gain – net	88,785	199,684	99,083
Finance cost - Net	(671,132)	(236,033)	(99,389)
Share of (loss) profit of associate (Note 13)	79	(947)	(10,620)
Income before income taxes	7,346,185	7,007,672	6,171,722
Income tax (Note 12.c):
Current	2,055,783	2,117,491	1,849,551
Deferred	(164,340)	(248,450)	(408,910)
Income tax	1,891,443	1,869,041	1,440,641
Profit for the year	5,454,742	5,138,631	4,731,081
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on translating foreign operations	(269,440)	(103,569)	(226,494)
Cash flow hedges, effective portion of changes in fair value, net of income tax	(172,094)
Items that will not be reclassified to profit or loss
Remeasurements of employee benefit – net of income tax	(1,404)	(161)	(2,602)
Total comprehensive income for the year	5,011,804	5,034,901	4,501,985
Profit for the year attributable to:
Controlling interest	5,360,152	5,037,368	4,649,120
Non-controlling interest	94,590	101,263	81,961
Profit for the year	5,454,742	5,138,631	4,731,081
Total comprehensive income for the year attributable to:
Controlling interest	4,937,027	4,936,526	4,451,659
Non-controlling interest	74,777	98,375	50,326
Total comprehensive income for the year	$ 5,011,804	$ 5,034,901	$ 4,501,985
Weighted average number of common shares outstanding	525,575,547	525,575,547	525,575,547
Basic and diluted earnings per share (in Mexican Pesos, Note 3.s)	$ 10,198.6	$ 9,584.4	$ 8,845.7